UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment
|X|; Amendment Number: 3
This Amendment (Check only one.): |X| is a restatement.
|_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		November 2, 2006


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:   $125,375,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2952    67690 SH       SOLE                    67690
ACCENTURE LTD CL A             COM              G1150G111     2266    80020 SH       SOLE                    80020
ALTRIA GROUP                   COM              022095103     3399    46290 SH       SOLE                    46290
AMBAC INC COM                  COM              023139108      442     5455 SH       SOLE                     5455
AMGEN INC COM                  COM              031162100     2496    38266 SH       SOLE                    38266
BANK OF AMERICA CORP           COM              060505104     3988    82920 SH       SOLE                    82920
BANK OF NEW YORK               COM              064057102     1086    33715 SH       SOLE                    33715
BEST BUY COMPANY INC           COM              086516101     3828    69805 SH       SOLE                    69805
BJ SVCS CO COM                 COM              055482103     3783   101528 SH       SOLE                   101528
CARBO CERAMICS INC             COM              140781105      466     9494 SH       SOLE                     9494
CHEESECAKE FACTORY             COM              163072101      225     8365 SH       SOLE                     8365
CITIGROUP INC                  COM              172967101     4536    94013 SH       SOLE                    94013
CITY NATIONAL CORP             COM              178566105      392     6015 SH       SOLE                     6015
COSTCO COMPANIES INC           COM              22160K105     3010    52687 SH       SOLE                    52687
CVS CORP                       COM              126650100     4549   148170 SH       SOLE                   148170
EATON CORP                     COM              278058102     2670    35405 SH       SOLE                    35405
EBAY INC COM                   COM              278642103      247     8420 SH       SOLE                     8420
EQUITABLE RESOURCES            COM              294549100     2812    83935 SH       SOLE                    83935
FIRST DATA CORP                COM              319963104      425     9425 SH       SOLE                     9425
FORTUNE BRANDS INC             COM              349631101     3167    44595 SH       SOLE                    44595
GENENTECH INC COM NEW          COM              368710406      294     3593 SH       SOLE                     3593
GENERAL ELEC CO                COM              369604103     3353   101728 SH       SOLE                   101728
GRUPO TELEVISA ADR             COM              40049J206      412    21330 SH       SOLE                    21330
HONEYWELL INC COM              COM              438516106     3045    75560 SH       SOLE                    75560
IBM                            COM              459200101     3610    46997 SH       SOLE                    46997
INTL GAME TECH                 COM              459902102      408    10755 SH       SOLE                    10755
JOHNSON & JOHNSON              COM              478160104     3401    56753 SH       SOLE                    56753
JOHNSON CONTROLS INC           COM              478366107     3524    42855 SH       SOLE                    42855
JP MORGAN CHASE & CO           COM              46625H100     3780    89995 SH       SOLE                    89995
KERR MCGEE CORP COM            COM              492386107     1827    26338 SH       SOLE                    26338
L-3 COMMUNICATIONS             COM              502424104      436     5775 SH       SOLE                     5775
LOCKHEED MARTIN                COM              539830109     2122    29580 SH       SOLE                    29580
LOWES COS INC COM              COM              548661107      444     7320 SH       SOLE                     7320
MARVELL TECHNOLOGY             COM              g5876h105     2224    50168 SH       SOLE                    50168
MOHAWK INDUSTRIES              COM              608190104      272     3860 SH       SOLE                     3860
NABORS INDUSTRIES INC          COM              629568106      455    13475 SH       SOLE                    13475
PEABODY ENERGY CORP            COM              704549104     5732   102810 SH       SOLE                   102810
PENNEY J C INC COM             COM              708160106     4401    65185 SH       SOLE                    65185
PEPSICO INC                    COM              713448108     3525    58717 SH       SOLE                    58717
PRAXAIR INC                    COM              74005P104     4026    74557 SH       SOLE                    74557
PROCTER & GAMBLE CO            COM              742718109     3473    62457 SH       SOLE                    62457
QUALCOMM INC COM               COM              747525103     1213    30268 SH       SOLE                    30268
QUEST DIAGNOSTICS              COM              74834l100      339     5655 SH       SOLE                     5655
QUESTAR CORP                   COM              748356102     3222    40035 SH       SOLE                    40035
ROPER INDUSTRIES               COM              776696106      471    10070 SH       SOLE                    10070
STARBUCKS                      COM              855244109     3078    81520 SH       SOLE                    81520
STERICYCLE INC COM             COM              858912108      387     5940 SH       SOLE                     5940
TARGET CORP COM                COM              87612E106     2223    45495 SH       SOLE                    45495
TEVA PHARMACEUTICALS           COM              881624209      496    15688 SH       SOLE                    15688
TRANSOCEAN SEDCO               COM              G90078109     2736    34060 SH       SOLE                    34060
UNITED TECHNOLOGIES            COM              913017109     3734    58870 SH       SOLE                    58870
VALERO ENERGY CORP COM         COM              91913Y100     4205    63213 SH       SOLE                    63213
WAL-MART STORES INC            COM              931142103      404     8387 SH       SOLE                     8387
WELLS FARGO & CO-NEW           COM              949746101     4045    60303 SH       SOLE                    60303
WYETH COM                      COM              983024100      215     4841 SH       SOLE                     4841
XTO ENERGY                     COM              98385x106      795    17969 SH       SOLE                    17969
iSHARES S&P SMCAP 600 VALUE    COM              464287879      313     4500 SH       SOLE                     4500